REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Board of Trustees of
Northern Lights Fund Trust
and the Shareholders of Beech
Hill Total Return Fund


In planning and performing our
audit of the financial statements
of Beech Hill Total Return Fund,
a series of shares of beneficial
interest in Northern Lights Fund
Trust (the Fund), as of December
31, 2020, and for the year then
ended, in accordance with the
standards of the Public Company
Accounting Oversight Board (United
States) (PCAOB), we considered the
Funds internal control over
financial reporting, including
controls over safeguarding securities,
as a basis for designing our auditing
procedures for the purpose of
expressing our opinion on the
financial statements and to comply
with the requirements of Form N-CEN,
but not for the purpose of expressing
an opinion on the effectiveness of
the Funds internal control over
financial reporting.  Accordingly,
we express no such opinion.

The management of the Fund is
responsible for establishing and
maintaining effective internal control
over financial reporting.  In
fulfilling this responsibility,
estimates and judgments by management
are required to assess the expected
benefits and related costs of controls.
A funds internal control over financial
reporting is a process designed to
provide reasonable assurance regarding
the reliability of financial reporting
and the preparation of financial
statements for external purposes in
accordance with accounting principles
generally accepted in the United States
of America (GAAP).  A funds internal
control over financial reporting
includes those policies and procedures
that (1) pertain to the maintenance of
records that, in reasonable detail,
accurately and fairly reflect the
transactions and dispositions of the
assets of the fund; (2) provide
reasonable assurance that transactions
are recorded as necessary to permit
preparation of the financial statements
in accordance with GAAP, and that
receipts and expenditures of the fund
are being made only in accordance with
authorizations of management and
trustees of the fund; and (3) provide
reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a funds assets that could have a material effect on the financial statements.

Because of inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over
financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Funds annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds internal
control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB.
However, we noted no deficiencies in the Funds internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness, as defined above, as of December 31, 2020.

This report is intended solely for the
information and use of management and the shareholders of Beech Hill Total Return
Fund, the Board of Trustees of Northern
Lights Fund Trust and the Securities and
Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.



/s/ BBD, LLP


Philadelphia, Pennsylvania
February 25, 2021